NC SLF Inc.
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
March 31, 2026
(dollars in thousands)

Portfolio Company (1) (2)	Footnotes	Investment	Spread Above Reference Rate (3)		Interest Rate (3)	Maturity Date	Par Amount	Amortized Cost	Fair Value	% of Net Assets (5)
Investments
Debt Investments
Aerospace and Defense
PAG Holding Corp. (Precision Aviation Group)	(4) (10)	First Lien Debt	S +	4.75%	8.45%	12/21/2029	14,481	14,285	14,481	2.25%
PAG Holding Corp. (Precision Aviation Group)	(4)	First Lien Debt (Delayed Draw)	S +	4.75%	8.45%	12/21/2029	4,801	4,770	4,801	0.75%
Total Aerospace and Defense								19,055	19,282	3.00%

Air Freight & Logistics
Kenco PPC Buyer LLC	(4) (10)	First Lien Debt	S +	4.25%	7.92%	11/15/2029	16,113	15,944	16,043	2.49%
Kenco PPC Buyer LLC	(4)	First Lien Debt (Delayed Draw)	S +	4.25%	7.92%	11/15/2029	2,574	2,549	2,563	0.40%
Kenco PPC Buyer LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.25%	8.03%	11/15/2029	488	(3)	(2)	0.00%
Total Air Freight & Logistics								18,490	18,604	2.89%

Auto Components
Randys Holdings, Inc. (Randy's Worldwide Automotive)	(4) (7)	First Lien Debt	S +	5.00%	8.67%	11/1/2029	12,698	12,604	12,518	1.95%
Randys Holdings, Inc. (Randy's Worldwide Automotive)	(4) (6) (7)	First Lien Debt (Delayed Draw)	S +	5.00%	8.67%	11/1/2029	4,334	4,183	4,121	0.64%
Total Auto Components								16,787	16,639	2.59%

Beverages
Refresh Buyer, LLC (Sunny Sky Products)	(4) (10)	First Lien Debt	S +	4.75%	8.35%	12/23/2028	3,348	3,329	3,287	0.51%
Refresh Buyer, LLC (Sunny Sky Products)	(4)	First Lien Debt (Delayed Draw)	S +	4.75%	8.35%	12/23/2028	848	848	832	0.13%
Total Beverages								4,177	4,119	0.64%

Building Products
Clean Solutions Buyer, Inc.	(4) (10)	First Lien Debt	S +	4.50%	8.17%	9/9/2030	4,171	4,138	4,100	0.64%
Cobalt Service Partners, LLC	(4) (6) (7)	First Lien Debt (Delayed Draw)	S +	4.75%	8.45%	10/13/2031	12,437	9,035	8,979	1.40%
Cobalt Service Partners, LLC	(4) (7) (10)	First Lien Debt	S +	4.75%	8.45%	10/13/2031	7,159	7,100	7,099	1.10%
Vertex Service Partners, LLC	(4)	First Lien Debt	S +	6.00%	9.70%	11/8/2030	2,267	2,261	2,260	0.35%
Vertex Service Partners, LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	6.00%	9.70%	11/8/2030	4,418	858	731	0.11%
Vertex Service Partners, LLC	(4)	First Lien Debt (Delayed Draw)	S +	6.00%	9.70%	11/8/2030	4,377	4,372	4,362	0.68%
Total Building Products								27,764	27,531	4.28%

Chemicals
Chroma Color Corporation	(4)	First Lien Debt	S +	4.25%	7.95%	4/23/2029	2,983	2,949	2,947	0.46%
Chroma Color Corporation	(4)	First Lien Debt (Delayed Draw)	S +	4.25%	7.95%	4/23/2029	658	655	651	0.10%
Olympic Buyer, Inc. (Ascensus)	(4) (7)	First Lien Debt	S +	4.35%	8.02%	6/30/2028	13,818	13,708	11,819	1.84%
WCI-Momentum Bidco, LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.75%	8.45%	12/31/2032	275	-	-	0.00%
WCI-Momentum Bidco, LLC	(4) (10)	First Lien Debt	S +	4.75%	8.45%	12/31/2032	1,376	1,370	1,374	0.21%
Total Chemicals								18,682	16,791	2.61%

Commercial Services & Supplies
Astra Service Partners, LLC	(4) (6) (7)	First Lien Debt (Delayed Draw)	S +	4.50%	8.20%	11/26/2032	1,113	223	216	0.03%
Astra Service Partners, LLC	(4) (7) (10)	First Lien Debt	S +	4.50%	8.20%	11/26/2032	3,382	3,371	3,364	0.52%
FirstCall Mechanical Group, LLC	(4) (10)	First Lien Debt	S +	4.75%	8.45%	6/27/2031	6,452	6,404	6,411	1.00%
FirstCall Mechanical Group, LLC	(4)	First Lien Debt (Delayed Draw)	S +	4.75%	8.45%	6/27/2031	12,998	12,991	12,916	2.01%
Olympus US Bidco LLC (Phaidon International)	(4) (8)	First Lien Debt	S +	5.50%	9.27%	8/22/2029	16,941	16,851	16,232	2.52%
Safety Infrastructure Services Intermediate LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.00%	8.70%	7/21/2028	1,230	503	475	0.07%
Safety Infrastructure Services Intermediate LLC	(4) (10)	First Lien Debt	S +	5.00%	8.70%	7/21/2028	3,053	3,034	2,980	0.46%
Total Commercial Services & Supplies								43,377	42,594	6.61%

Construction & Engineering
CLS Management Services, LLC (Contract Land Staff)	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.00%	8.70%	3/27/2030	2,500	-	(12)	0.00%
CLS Management Services, LLC (Contract Land Staff)	(4) (10)	First Lien Debt	S +	5.00%	8.70%	3/27/2030	3,227	3,204	3,211	0.50%
CLS Management Services, LLC (Contract Land Staff)	(4) (10)	First Lien Debt (Delayed Draw)	S +	5.00%	8.65%	3/27/2030	1,297	1,295	1,291	0.20%
CLS Management Services, LLC (Contract Land Staff)	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.00%	8.70%	3/27/2030	2,170	1,949	1,941	0.30%
ERA Industries, LLC (BTX Precision)	(4) (10)	First Lien Debt	S +	4.75%	8.42%	7/25/2030	361	357	362	0.06%
ERA Industries, LLC (BTX Precision)	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.00%	8.65%	7/25/2030	512	233	237	0.04%
ERA Industries, LLC (BTX Precision)	(4) (10)	First Lien Debt	S +	5.00%	8.67%	7/25/2030	674	667	677	0.11%
ERA Industries, LLC (BTX Precision)	(4)	First Lien Debt (Delayed Draw)	S +	5.00%	8.67%	7/25/2030	386	385	388	0.06%
Heartland Paving Partners, LLC	(4) (10)	First Lien Debt	S +	5.00%	8.70%	8/9/2030	8,316	8,252	8,106	1.26%
Heartland Paving Partners, LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.00%	8.70%	8/9/2030	5,591	4,969	4,838	0.75%
Heartland Paving Partners, LLC	(4)	First Lien Debt (Delayed Draw)	S +	5.00%	8.70%	8/9/2030	5,581	5,571	5,440	0.85%
ICE USA Infrastructure, Inc.	(4) (10)	First Lien Debt	S +	5.75%	9.43%	3/15/2030	933	927	927	0.14%
ICE USA Infrastructure, Inc.	(4) (10)	First Lien Debt	S +	5.75%	9.42%	3/15/2030	2,825	2,804	2,807	0.44%
ICE USA Infrastructure, Inc.	(4) (10)	First Lien Debt	S +	5.75%	9.42%	3/15/2030	787	781	782	0.12%
MEI Buyer LLC	(4) (10)	First Lien Debt	S +	4.25%	7.92%	6/29/2029	5,401	5,335	5,402	0.84%
MEI Buyer LLC	(4)	First Lien Debt (Delayed Draw)	S +	4.25%	7.92%	6/29/2029	864	862	864	0.13%
USA Industries Holdings LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.25%	7.91%	12/10/2032	1,367	-	(2)	0.00%
USA Industries Holdings LLC	(4) (10)	First Lien Debt	S +	4.25%	7.91%	12/10/2032	2,387	2,376	2,383	0.37%
WSB Engineering Holdings Inc.	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.50%	8.20%	8/31/2029	14,499	3,538	3,460	0.54%
WSB Engineering Holdings Inc.	(4) (10)	First Lien Debt	S +	4.50%	8.17%	8/31/2029	3,077	3,049	3,051	0.47%
WSB Engineering Holdings Inc.	(4)	First Lien Debt (Delayed Draw)	S +	4.50%	8.17%	8/31/2029	2,021	2,014	2,004	0.31%
Total Construction & Engineering								48,568	48,157	7.49%

Construction Materials
Java Buyer, Inc.	(4) (7)	First Lien Debt	S +	4.75%	8.45%	12/15/2030	15,001	14,918	14,971	2.33%
SCIC Buyer, Inc.	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.75%	8.45%	3/28/2031	1,352	205	235	0.04%
SCIC Buyer, Inc.	(4) (10)	First Lien Debt	S +	4.75%	8.45%	3/28/2031	6,384	6,328	6,510	1.01%
Total Construction Materials								21,451	21,716	3.38%

Containers & Packaging
Impact Parent Corporation (Impact Environmental Group)	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.25%	9.05%	3/23/2029	2,739	2,561	2,540	0.39%
Impact Parent Corporation (Impact Environmental Group)	(4)	First Lien Debt	S +	5.25%	9.05%	3/23/2029	3,550	3,509	3,514	0.55%
Impact Parent Corporation (Impact Environmental Group)	(4) (10)	First Lien Debt	S +	5.25%	9.05%	3/23/2029	728	719	720	0.11%
Impact Parent Corporation (Impact Environmental Group)	(4)	First Lien Debt (Delayed Draw)	S +	5.25%	9.05%	3/23/2029	1,659	1,654	1,642	0.26%
Impact Parent Corporation (Impact Environmental Group)	(4)	First Lien Debt (Delayed Draw)	S +	5.25%	9.05%	3/23/2029	1,501	1,499	1,485	0.23%
Impact Parent Corporation (Impact Environmental Group)	(4)	First Lien Debt (Delayed Draw)	S +	5.25%	9.05%	3/23/2029	3,238	3,230	3,205	0.50%
New Spartech Holdings LLC	(4)	First Lien Debt	S +	7.00%	10.67%	3/31/2030	954	938	954	0.15%
New Spartech Holdings LLC	(4) (7)	First Lien Debt	S +	1.00%	4.67% (Cash) 4.25% (PIK)	9/30/2030	1,622	1,622	1,384	0.22%
Online Labels Group, LLC	(4) (10)	First Lien Debt	S +	4.75%	8.45%	12/19/2029	1,571	1,561	1,571	0.24%
Online Labels Group, LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.75%	8.45%	12/19/2029	195	(1)	-	0.00%
Online Labels Group, LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.75%	8.45%	12/19/2029	194	96	96	0.01%
Pelican Products, Inc.	(7) (9)	First Lien Debt	S +	4.25%	8.21%	12/29/2028	7,660	7,626	6,837	1.06%
Performance Packaging Buyer, LLC	(4) (10)	First Lien Debt	S +	4.50%	8.13%	4/15/2031	3,030	3,003	3,007	0.47%
Total Containers & Packaging								28,017	26,955	4.19%

Distributors
Motion & Control Enterprises LLC	(4) (10)	First Lien Debt	S +	6.00%	9.67%	6/1/2028	3,941	3,918	3,914	0.61%
Motion & Control Enterprises LLC	(4) (10)	First Lien Debt	S +	6.00%	9.67%	6/1/2028	543	541	540	0.08%
Motion & Control Enterprises LLC	(4)	First Lien Debt (Delayed Draw)	S +	6.00%	9.67%	6/1/2028	10,848	10,848	10,775	1.67%
Motion & Control Enterprises LLC	(4)	First Lien Debt (Delayed Draw)	S +	6.00%	9.67%	6/1/2028	3,941	3,941	3,914	0.61%
Rhino Intermediate Holding Company, LLC (Rhino Tool House)	(4) (10)	First Lien Debt	S +	5.25%	9.06%	4/4/2029	2,885	2,871	2,832	0.44%
Rhino Intermediate Holding Company, LLC (Rhino Tool House)	(4) (10)	First Lien Debt	S +	5.25%	9.15%	4/4/2029	5,897	5,839	5,789	0.90%
Rhino Intermediate Holding Company, LLC (Rhino Tool House)	(4)	First Lien Debt (Delayed Draw)	S +	5.25%	9.16%	4/4/2029	1,050	1,048	1,031	0.16%
Total Distributors								29,006	28,795	4.47%

Diversified Consumer Services
Excel Fitness Consolidator LLC	(4) (10)	First Lien Debt	S +	4.75%	8.45%	4/29/2030	11,875	11,802	11,723	1.82%
Excel Fitness Consolidator LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.75%	8.45%	4/29/2030	826	(4)	(11)	0.00%
Perennial Services Group, LLC	(4) (6) (7)	First Lien Debt (Delayed Draw)	S +	4.50%	8.20%	12/23/2032	4,155	1,847	1,772	0.28%
Perennial Services Group, LLC	(4) (7) (10)	First Lien Debt	S +	4.50%	8.20%	12/23/2032	5,694	5,669	5,592	0.87%
Yard-Nique, Inc.	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.75%	8.45%	9/29/2028	1,192	-	(7)	0.00%
Yard-Nique, Inc.	(4) (10)	First Lien Debt	S +	4.75%	8.45%	9/29/2028	6,196	6,158	6,159	0.96%
Total Diversified Consumer Services								25,472	25,228	3.93%

Diversified Financial Services
Ascend Partner Services LLC	(4) (10)	First Lien Debt	S +	4.50%	8.13%	8/11/2031	7,157	7,100	6,944	1.08%
Ascend Partner Services LLC	(4)	First Lien Debt (Delayed Draw)	S +	4.50%	8.13%	8/11/2031	12,398	12,351	12,028	1.87%
Cohen Advisory, LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.50%	8.20%	12/31/2031	2,100	85	94	0.01%
Cohen Advisory, LLC	(4) (10)	First Lien Debt	S +	4.50%	8.20%	12/31/2031	3,734	3,703	3,734	0.58%
KRIV Acquisition, Inc. (Riveron)	(4) (10)	First Lien Debt	S +	4.75%	8.45%	7/31/2031	11,044	10,827	10,980	1.71%
Sagebrush Buyer, LLC (Province)	(4)	First Lien Debt	S +	4.75%	8.42%	7/1/2030	2,384	2,370	2,365	0.37%
Sagebrush Buyer, LLC (Province)	(4)	First Lien Debt	S +	4.75%	8.42%	7/1/2030	1,490	1,481	1,478	0.23%
Sagebrush Buyer, LLC (Province)	(4) (10)	First Lien Debt	S +	4.75%	8.42%	7/1/2030	1,947	1,932	1,932	0.30%
Smith & Howard Advisory LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.00%	8.66%	11/26/2030	993	418	395	0.06%
Smith & Howard Advisory LLC	(4) (10)	First Lien Debt	S +	5.00%	8.66%	11/26/2030	2,939	2,924	2,873	0.45%
Vensure Employer Services, Inc.	(4) (7) (10)	First Lien Debt	S +	5.00%	8.67%	9/27/2031	15,517	15,422	15,388	2.39%
Total Diversified Financial Services								58,613	58,211	9.05%

Diversified Telecommunication Services
Sapphire Telecom, Inc.	(4) (10)	First Lien Debt	S +	5.00%	8.70%	6/27/2029	8,183	8,137	8,181	1.27%
Total Diversified Telecommunication Services								8,137	8,181	1.27%

Electric Utilities
Industrial Air Flow Dynamics, Inc.	(4) (6) (7)	First Lien Debt (Delayed Draw)	S +	5.00%	8.70%	8/14/2030	1,673	-	(29)	0.00%
Industrial Air Flow Dynamics, Inc.	(4) (7) (10)	First Lien Debt	S +	5.00%	8.70%	8/14/2030	6,325	6,297	6,214	0.97%
Total Electric Utilities								6,297	6,185	0.97%

Electrical Equipment
Force Electrical Buyerco, LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.50%	8.17%	10/21/2032	4,537	345	320	0.05%
Force Electrical Buyerco, LLC	(4) (10)	First Lien Debt	S +	4.50%	8.17%	10/21/2032	2,662	2,649	2,647	0.41%
Matador US Buyer, LLC (Insulation Technology Group)	(4) (8) (10)	First Lien Debt	S +	5.00%	8.67%	6/25/2030	9,609	9,536	9,635	1.50%
Matador US Buyer, LLC (Insulation Technology Group)	(4) (8)	First Lien Debt (Delayed Draw)	S +	5.00%	8.67%	6/25/2030	2,542	2,542	2,549	0.40%
RMS Energy Borrower LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.50%	8.20%	9/30/2032	1,181	488	474	0.07%
RMS Energy Borrower LLC	(4) (10)	First Lien Debt	S +	4.50%	8.20%	9/30/2032	6,466	6,436	6,377	0.99%
Total Electrical Equipment								21,996	22,002	3.42%

Electronic Equipment, Instruments & Components
INS Intermediate II, LLC (Ergotech DBA Industrial Networking Solutions)	(4) (10)	First Lien Debt	S +	5.50%	9.32%	1/19/2029	8,403	8,321	8,264	1.28%
INS Intermediate II, LLC (Ergotech DBA Industrial Networking Solutions)	(4) (10)	First Lien Debt (Delayed Draw)	S +	5.50%	9.32%	1/19/2029	1,708	1,679	1,679	0.26%
Total Electronic Equipment, Instruments & Components								10,000	9,943	1.54%

Energy Equipment & Services
Env Automation Acquisition,LLC	(4) (6) (7)	First Lien Debt (Delayed Draw)	S +	4.50%	8.17%	12/8/2031	2,021	310	305	0.05%
Env Automation Acquisition,LLC	(4) (7) (10)	First Lien Debt	S +	4.50%	8.17%	12/8/2031	4,176	4,157	4,166	0.65%
Environ Energy, LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.25%	8.92%	10/1/2031	2,644	405	403	0.06%
Environ Energy, LLC	(4) (10)	First Lien Debt	S +	5.25%	8.92%	10/1/2031	4,483	4,452	4,449	0.69%
Ovation Holdings, Inc	(4)	First Lien Debt (Delayed Draw)	S +	4.75%	8.45%	2/4/2030	3,404	3,378	3,387	0.53%
Ovation Holdings, Inc	(4) (10)	First Lien Debt	S +	4.75%	8.45%	2/4/2030	408	404	405	0.06%
Ovation Holdings, Inc	(4)	First Lien Debt	S +	4.75%	8.45%	2/4/2030	6,871	6,792	6,838	1.06%
Ovation Holdings, Inc	(4)	First Lien Debt (Delayed Draw)	S +	4.75%	8.45%	2/4/2030	1,626	1,615	1,618	0.25%
SI Solutions, LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.75%	8.42%	8/15/2030	2,434	479	476	0.07%
SI Solutions, LLC	(4) (10)	First Lien Debt	S +	4.75%	8.42%	8/15/2030	5,103	5,065	5,086	0.79%
SI Solutions, LLC	(4) (10)	First Lien Debt	S +	4.75%	8.42%	8/15/2030	2,258	2,250	2,251	0.35%
Total Energy Equipment & Services								29,307	29,384	4.56%

Food Products
AmerCareRoyal, LLC	(4) (10)	First Lien Debt	S +	5.00%	8.67%	9/10/2030	14,007	13,898	13,834	2.15%
AmerCareRoyal, LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.00%	8.67%	9/10/2030	3,257	-	(40)	-0.01%
AmerCareRoyal, LLC	(4)	First Lien Debt (Delayed Draw)	S +	5.00%	8.67%	9/10/2030	2,231	2,223	2,203	0.34%
Commercial Bakeries Corp.	(4) (8) (10)	First Lien Debt	S +	5.25%	8.95%	9/25/2029	7,246	7,156	7,209	1.12%
Commercial Bakeries Corp.	(4) (8) (10)	First Lien Debt	S +	5.25%	8.95%	9/25/2029	1,833	1,822	1,823	0.28%
Commercial Bakeries Corp.	(4) (8) (10)	First Lien Debt	S +	5.25%	8.90%	9/25/2029	870	866	866	0.13%
FoodScience, LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.75%	8.36%	11/14/2031	2,743	897	899	0.14%
FoodScience, LLC	(4) (10)	First Lien Debt	S +	4.75%	8.49%	11/14/2031	2,548	2,527	2,544	0.40%
Naturpak PPC Buyer LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.50%	8.20%	12/22/2032	815	-	(3)	0.00%
Naturpak PPC Buyer LLC	(4) (10)	First Lien Debt	S +	4.50%	8.20%	12/22/2032	3,588	3,572	3,577	0.56%
Nellson Nutraceutical, LLC	(4) (7) (10)	First Lien Debt	S +	5.75%	9.45%	4/17/2031	11,436	11,334	11,447	1.78%
Nellson Nutraceutical, LLC	(4) (6) (7)	First Lien Debt (Delayed Draw)	S +	5.75%	9.45%	4/17/2031	595	(1)	1	0.00%
Nellson Nutraceutical, LLC	(4) (7) (10)	First Lien Debt	S +	5.75%	9.45%	4/17/2031	7,574	7,507	7,582	1.18%
Sugar PPC Buyer LLC (Sugar Foods)	(4) (7) (10)	First Lien Debt	S +	4.75%	8.42%	10/2/2031	5,752	5,654	5,721	0.89%
Sugar PPC Buyer LLC (Sugar Foods)	(4) (7)	First Lien Debt (Delayed Draw)	S +	4.75%	8.42%	10/2/2031	1,598	1,586	1,589	0.25%
Total Food Products								59,041	59,252	9.21%

Gas Utilities
DH United Holdings, LLC (D&H United Fueling Solutions)	(4) (10)	First Lien Debt	S +	5.00%	8.84%	9/15/2028	7,137	7,073	7,002	1.09%
DH United Holdings, LLC (D&H United Fueling Solutions)	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.00%	8.84%	9/15/2028	1,402	(4)	(26)	0.00%
DH United Holdings, LLC (D&H United Fueling Solutions)	(4) (10)	First Lien Debt	S +	5.00%	8.84%	9/15/2028	2,356	2,331	2,312	0.36%
DH United Holdings, LLC (D&H United Fueling Solutions)	(4) (6) (7)	First Lien Debt (Delayed Draw)	S +	5.00%	8.84%	9/15/2028	2,825	2,373	2,327	0.36%
DH United Holdings, LLC (D&H United Fueling Solutions)	(4) (10)	First Lien Debt (Delayed Draw)	S +	5.00%	8.84%	9/15/2028	2,272	2,263	2,229	0.35%
DH United Holdings, LLC (D&H United Fueling Solutions)	(4) (10)	First Lien Debt (Delayed Draw)	S +	5.00%	8.84%	9/15/2028	1,068	1,066	1,048	0.16%
Total Gas Utilities								15,102	14,892	2.32%

Health Care Equipment & Supplies
ACP Maverick Holdings, Inc.	(4) (6) (7)	First Lien Debt (Delayed Draw)	S +	4.75%	8.45%	3/18/2031	3,567	2,880	2,878	0.45%
ACP Maverick Holdings, Inc.	(4) (7) (10)	First Lien Debt	S +	4.75%	8.45%	3/18/2031	15,957	15,820	15,885	2.47%
Bridges Consumer Healthcare Intermediate LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.25%	8.87%	12/22/2031	2,099	(9)	(30)	0.00%
Bridges Consumer Healthcare Intermediate LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.25%	8.87%	12/22/2031	1,192	947	934	0.15%
Bridges Consumer Healthcare Intermediate LLC	(4) (10)	First Lien Debt	S +	5.25%	8.87%	12/22/2031	2,499	2,478	2,464	0.38%
HLSG Intermediate, LLC	(4) (6) (7)	First Lien Debt (Delayed Draw)	S +	4.75%	8.42%	2/2/2033	903	-	(4)	0.00%
HLSG Intermediate, LLC	(4) (7) (10)	First Lien Debt	S +	4.75%	8.42%	2/2/2033	2,769	2,757	2,757	0.43%
HMN Acquirer Corp.	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.50%	8.20%	11/5/2031	1,056	(2)	(9)	0.00%
HMN Acquirer Corp.	(4) (10)	First Lien Debt	S +	4.50%	8.20%	11/5/2031	2,836	2,813	2,812	0.44%
Impact Advisors, LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.50%	8.20%	3/19/2032	7,010	12	(42)	-0.01%
Impact Advisors, LLC	(4) (10)	First Lien Debt	S +	4.50%	8.20%	3/19/2032	12,492	12,382	12,342	1.92%
Tidi Legacy Products, Inc.	(4) (7) (10)	First Lien Debt	S +	4.50%	8.17%	12/19/2029	7,326	7,278	7,326	1.14%
Tidi Legacy Products, Inc.	(4) (7)	First Lien Debt (Delayed Draw)	S +	4.50%	8.17%	12/19/2029	1,963	1,962	1,962	0.30%
YI, LLC (Young Innovations)	(4) (7) (10)	First Lien Debt	S +	5.75%	9.43%	12/3/2029	11,020	10,950	10,818	1.68%
Total Health Care Equipment & Supplies								60,268	60,093	9.35%

Health Care Providers & Services
AB Centers Acquisition Corporation (Action Behavior Centers)	(4) (10)	First Lien Debt	S +	5.25%	8.92%	7/2/2031	6,737	6,683	6,655	1.03%
AB Centers Acquisition Corporation (Action Behavior Centers)	(4) (10)	First Lien Debt	S +	5.25%	8.92%	7/2/2031	1,652	1,646	1,631	0.25%
AB Centers Acquisition Corporation (Action Behavior Centers)	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.25%	8.92%	7/2/2031	1,235	606	593	0.09%
AB Centers Acquisition Corporation (Action Behavior Centers)	(4) (10)	First Lien Debt	S +	5.25%	8.92%	7/2/2031	9,984	9,951	9,861	1.53%
Bluebird PM Buyer, Inc.	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.75%	8.45%	2/3/2032	502	(1)	-	0.00%
Bluebird PM Buyer, Inc.	(4) (10)	First Lien Debt	S +	4.75%	8.45%	2/3/2032	3,644	3,614	3,644	0.57%
Dermatology Intermediate Holdings III, Inc. (Forefront Dermatology)	(7) (9) (10)	First Lien Debt	S +	4.25%	7.92%	3/30/2029	4,498	4,461	4,259	0.66%
Eyesouth Eye Care Holdco LLC	(4)	First Lien Debt	S +	5.50%	9.27%	10/5/2029	7,588	7,490	7,480	1.16%
Eyesouth Eye Care Holdco LLC	(4)	First Lien Debt (Delayed Draw)	S +	5.50%	9.27%	10/5/2029	2,488	2,488	2,452	0.38%
JKC Buyer, Inc. (J. Knipper and Company Inc)	(4) (10)	First Lien Debt	S +	4.50%	8.13%	2/13/2032	2,624	2,604	2,581	0.40%
JKC Buyer, Inc. (J. Knipper and Company Inc)	(4) (10)	First Lien Debt (Delayed Draw)	S +	4.50%	8.13%	2/13/2032	908	904	893	0.14%
OMERS Relief Acquisition, LLC (Gastro Health)	(4)	First Lien Debt	S +	4.50%	8.28%	7/3/2028	8,058	8,039	8,025	1.25%
Promptcare Infusion Buyer, Inc.	(4) (7)	First Lien Debt	S +	6.00%	9.95%	9/1/2027	9,002	8,999	9,002	1.40%
Promptcare Infusion Buyer, Inc.	(4) (7)	First Lien Debt (Delayed Draw)	S +	6.00%	9.95%	9/1/2027	1,402	1,402	1,402	0.22%
Promptcare Infusion Buyer, Inc.	(4) (7)	First Lien Debt (Delayed Draw)	S +	6.00%	9.95%	9/1/2027	615	615	615	0.10%
Sandlot Buyer, LLC (Prime Time Healthcare)	(4)	First Lien Debt	S +	6.25%	10.02%	9/19/2028	15,425	15,198	14,925	2.32%
VMG Holdings LLC (VMG Health)	(4)	First Lien Debt (Delayed Draw)	S +	5.00%	8.70%	4/16/2030	224	224	222	0.03%
VMG Holdings LLC (VMG Health)	(4) (10)	First Lien Debt	S +	5.00%	8.70%	4/16/2030	447	445	444	0.07%
VMG Holdings LLC (VMG Health)	(4) (10)	First Lien Debt	S +	4.75%	8.45%	4/16/2030	491	487	487	0.08%
VMG Holdings LLC (VMG Health)	(4) (10)	First Lien Debt	S +	5.00%	8.70%	4/16/2030	6,831	6,781	6,779	1.05%
Total Health Care Providers & Services								82,636	81,950	12.73%

Hotels, Restaurants & Leisure
Davidson Hotel Company LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.00%	8.67%	10/31/2031	458	40	46	0.01%
Davidson Hotel Company LLC	(4) (10)	First Lien Debt	S +	5.00%	8.67%	10/31/2031	1,374	1,363	1,388	0.22%
Total Hotels, Restaurants & Leisure								1,403	1,434	0.23%

Household Durables
AMS Parent, LLC (All My Sons)	(4) (10)	First Lien Debt	S +	4.75%	8.71%	10/25/2028	5,709	5,700	5,709	0.89%
Total Household Durables								5,700	5,709	0.89%

Household Products
DRS Holdings III, Inc.	(4) (7) (10)	First Lien Debt	S +	5.25%	8.92%	11/1/2028	1,231	1,226	1,226	0.19%
MPG Parent Holdings, LLC (Market Performance Group)	(4) (10)	First Lien Debt	S +	5.00%	8.66%	1/8/2030	5,971	5,931	5,995	0.93%
MPG Parent Holdings, LLC (Market Performance Group)	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.00%	8.67%	1/8/2030	2,163	449	461	0.07%
MPG Parent Holdings, LLC (Market Performance Group)	(4)	First Lien Debt (Delayed Draw)	S +	5.00%	8.66%	1/8/2030	1,466	1,466	1,472	0.23%
Total Household Products								9,072	9,154	1.42%

Industrial Conglomerates
ISG Enterprises, LLC (Industrial Service Group)	(4)	First Lien Debt	S +	5.75%	9.42%	12/7/2028	5,580	5,524	5,392	0.84%
ISG Enterprises, LLC (Industrial Service Group)	(4)	First Lien Debt (Delayed Draw)	S +	5.75%	9.42%	12/7/2028	2,905	2,900	2,807	0.44%
ISG Enterprises, LLC (Industrial Service Group)	(4)	First Lien Debt (Delayed Draw)	S +	5.75%	9.42%	12/7/2028	10,257	10,256	9,911	1.54%
Total Industrial Conglomerates								18,680	18,110	2.82%

Insurance
Compex Legal Services, Inc.	(4) (10)	First Lien Debt	S +	5.75%	9.51%	3/31/2028	3,627	3,616	3,616	0.56%
Knight AcquireCo, LLC	(4) (6) (7)	First Lien Debt (Delayed Draw)	S +	4.50%	8.16%	11/8/2032	677	-	(2)	0.00%
Knight AcquireCo, LLC	(4) (7) (10)	First Lien Debt	S +	4.50%	8.16%	11/8/2032	2,032	2,028	2,026	0.31%
Patriot Growth Insurance Services, LLC	(4) (7)	First Lien Debt (Delayed Draw)	S +	5.00%	8.85%	10/16/2028	8,763	8,723	8,656	1.35%
Total Insurance								14,367	14,296	2.22%

Internet and Direct Marketing Retail
XpressMyself.com LLC (SmartSign)	(4)	First Lien Debt	S +	5.50%	9.27%	9/7/2028	7,141	7,113	7,141	1.11%
XpressMyself.com LLC (SmartSign)	(4)	First Lien Debt	S +	5.75%	9.51%	9/7/2028	2,619	2,593	2,619	0.41%
Total Internet and Direct Marketing Retail								9,706	9,760	1.52%

IT Services
360 Holdco, Inc. (360 Training)	(4) (10)	First Lien Debt	S +	4.75%	8.42%	8/2/2028	1,477	1,469	1,460	0.23%
360 Holdco, Inc. (360 Training)	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.75%	8.42%	8/2/2028	1,346	164	148	0.02%
Arctiq, Inc.	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.75%	8.42%	2/3/2032	1,295	-	(6)	0.00%
Arctiq, Inc.	(4) (10)	First Lien Debt	S +	4.75%	8.42%	2/3/2032	8,555	8,517	8,516	1.32%
Redwood Services Group, LLC (Evergreen Services Group)	(4) (6) (7)	First Lien Debt (Delayed Draw)	S +	5.00%	8.70%	6/15/2029	4,759	3,869	3,886	0.60%
Redwood Services Group, LLC (Evergreen Services Group)	(4) (7) (10)	First Lien Debt	S +	5.00%	8.70%	6/15/2029	12,589	12,466	12,589	1.96%
Redwood Services Group, LLC (Evergreen Services Group)	(4) (7)	First Lien Debt (Delayed Draw)	S +	5.00%	8.70%	6/15/2029	2,127	2,115	2,127	0.33%
Total IT Services								28,600	28,720	4.46%

Leisure Products
TouchTunes Music Group, LLC (TouchTunes Interactive Network)	(9)	First Lien Debt	S +	4.75%	8.45%	4/2/2029	7,404	7,365	7,119	1.11%
Total Leisure Products								7,365	7,119	1.11%

Machinery
Hyperion Materials & Technologies, Inc.	(9)	First Lien Debt	S +	4.50%	8.43%	8/30/2028	4,153	4,148	3,545	0.55%
Jetson Buyer, Inc. (E-Technologies Group, Inc.)	(4) (10)	First Lien Debt	S +	5.50%	9.20%	4/9/2030	3,128	3,105	3,016	0.47%
Specialty Manufacturing Holdings, LLC	(4) (6) (7)	First Lien Debt (Delayed Draw)	S +	4.50%	8.20%	3/31/2033	655	-	(3)	0.00%
Specialty Manufacturing Holdings, LLC	(4) (7) (10)	First Lien Debt	S +	4.50%	8.20%	3/31/2033	3,309	3,292	3,292	0.51%
Total Machinery								10,545	9,850	1.53%

Personal Products
Bradford Soap International, Inc.	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.75%	8.42%	8/28/2031	990	-	(3)	0.00%
Bradford Soap International, Inc.	(4) (10)	First Lien Debt	S +	4.75%	8.42%	8/28/2031	2,964	2,950	2,955	0.46%
Healthspan Buyer, LLC (Thorne HealthTech)	(4)	First Lien Debt (Delayed Draw)	S +	4.75%	8.45%	10/16/2030	5,816	5,804	5,792	0.90%
Healthspan Buyer, LLC (Thorne HealthTech)	(4) (10)	First Lien Debt	S +	4.75%	8.45%	10/16/2030	6,033	6,006	6,008	0.93%
Healthspan Buyer, LLC (Thorne HealthTech)	(4) (10)	First Lien Debt	S +	4.75%	8.45%	10/16/2030	5,028	4,992	5,007	0.78%
Healthspan Buyer, LLC (Thorne HealthTech)	(4) (10)	First Lien Debt	S +	4.75%	8.45%	10/16/2030	2,670	2,660	2,659	0.41%
Total Personal Products								22,412	22,418	3.48%

Pharmaceuticals
Lavie Group, Inc.	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.00%	8.63%	10/12/2029	744	(2)	(6)	0.00%
Lavie Group, Inc.	(4) (10)	First Lien Debt	S +	5.00%	8.63%	10/12/2029	2,517	2,495	2,496	0.39%
Lavie Group, Inc.	(4) (7) (10)	First Lien Debt	S +	5.00%	8.63%	10/12/2029	2,010	2,000	1,993	0.31%
Lavie Group, Inc.	(4) (6) (7)	First Lien Debt (Delayed Draw)	S +	5.00%	8.63%	10/10/2029	320	198	197	0.03%
Lavie Group, Inc.	(4) (7) (10)	First Lien Debt	S +	5.00%	8.63%	10/12/2029	1,190	1,181	1,180	0.18%
Wellspring Pharmaceutical Corporation	(4) (10)	First Lien Debt	S +	5.00%	8.70%	8/22/2028	3,143	3,130	3,118	0.48%
Wellspring Pharmaceutical Corporation	(4)	First Lien Debt	S +	5.00%	8.70%	8/22/2028	3,091	3,062	3,066	0.48%
Wellspring Pharmaceutical Corporation	(4)	First Lien Debt	S +	5.00%	8.70%	8/22/2028	2,585	2,558	2,564	0.40%
Wellspring Pharmaceutical Corporation	(4)	First Lien Debt (Delayed Draw)	S +	5.00%	8.70%	8/22/2028	1,535	1,530	1,523	0.24%
Wellspring Pharmaceutical Corporation	(4)	First Lien Debt (Delayed Draw)	S +	5.00%	8.70%	8/22/2028	5,367	5,356	5,324	0.83%
Total Pharmaceuticals								21,508	21,455	3.34%

Professional Services
AG Group Holdings, Inc. (Addison Group)	(9)	First Lien Debt	S +	4.25%	7.92%	12/29/2028	5,444	5,444	4,943	0.77%
ALKU Intermediate Holdings, LLC	(4)	First Lien Debt	S +	6.25%	9.95%	5/23/2029	3,887	3,839	3,848	0.60%
All4 Buyer, LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.50%	8.17%	1/23/2032	1,037	379	374	0.06%
All4 Buyer, LLC	(4) (10)	First Lien Debt	S +	4.50%	8.17%	1/23/2032	1,233	1,223	1,222	0.19%
Archer Acquisition, LLC (ARMstrong)	(4) (10)	First Lien Debt	S +	4.75%	8.55%	10/8/2029	3,266	3,234	3,242	0.50%
Archer Acquisition, LLC (ARMstrong)	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.75%	8.55%	10/8/2029	452	302	301	0.05%
Canopy Service Partners, LLC	(4) (6)	First Lien Debt	S +	4.50%	8.20%	2/28/2033	2,407	169	154	0.02%
Canopy Service Partners, LLC	(4) (10)	First Lien Debt	S +	4.50%	8.20%	2/28/2033	2,844	2,828	2,827	0.44%
Cornerstone Advisors of Arizona, LLC	(4) (7) (10)	First Lien Debt	S +	4.75%	8.45%	5/13/2032	8,656	8,617	8,560	1.33%
CPL Consultants, LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.25%	7.92%	2/17/2032	2,127	27	17	0.00%
CPL Consultants, LLC	(4) (10)	First Lien Debt	S +	4.25%	7.92%	2/17/2032	665	662	662	0.10%
KENG Acquisition, Inc. (Engage PEO)	(4) (7) (10)	First Lien Debt	S +	4.50%	8.17%	8/1/2029	4,563	4,519	4,563	0.71%
KENG Acquisition, Inc. (Engage PEO)	(4) (7)	First Lien Debt (Delayed Draw)	S +	4.50%	8.17%	8/1/2029	4,440	4,435	4,440	0.69%
KENG Acquisition, Inc. (Engage PEO)	(4) (7)	First Lien Debt (Delayed Draw)	S +	4.50%	8.17%	8/1/2029	2,837	2,833	2,837	0.44%
KENG Acquisition, Inc. (Engage PEO)	(4) (6) (7)	First Lien Debt (Delayed Draw)	S +	4.50%	8.17%	8/1/2029	5,345	301	321	0.05%
LSCS Holdings, Inc. (Dohmen)	(4) (7) (10)	First Lien Debt	S +	4.50%	8.20%	3/4/2032	2,521	2,510	2,450	0.38%
Orion Group FM Holdings, LLC (Leo Facilities)	(4) (10)	First Lien Debt	S +	4.75%	8.45%	7/3/2029	7,577	7,505	7,529	1.17%
Orion Group FM Holdings, LLC (Leo Facilities)	(4) (10)	First Lien Debt	S +	4.75%	8.45%	7/3/2029	640	635	636	0.10%
Orion Group FM Holdings, LLC (Leo Facilities)	(4)	First Lien Debt (Delayed Draw)	S +	4.75%	8.45%	7/3/2029	5,753	5,746	5,717	0.89%
Orion Group FM Holdings, LLC (Leo Facilities)	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.75%	8.45%	7/3/2029	5,488	2,380	2,346	0.36%
Secretariat Advisors LLC	(4) (10)	First Lien Debt	S +	4.00%	7.70%	2/28/2032	3,253	3,240	3,253	0.51%
Secretariat Advisors LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.00%	7.70%	2/28/2032	396	-	-	0.00%
VSTG Intermediate Holdings, Inc. (Vistage Worldwide, Inc.)	(4) (7) (10)	First Lien Debt	S +	3.75%	7.45%	7/13/2029	4,987	4,944	4,947	0.77%
Total Professional Services								65,772	65,189	10.13%

Road & Rail
EVDR Purchaser, Inc. (Alternative Logistics Technologies Buyer, LLC)	(4) (10)	First Lien Debt	S +	4.75%	8.42%	2/14/2031	7,244	7,241	7,070	1.10%
EVDR Purchaser, Inc. (Alternative Logistics Technologies Buyer, LLC)	(4) (6) (7)	First Lien Debt (Delayed Draw)	S +	4.75%	8.42%	2/14/2031	1,468	-	(35)	-0.01%
Total Road & Rail								7,241	7,035	1.09%

Software
Diligent Corporation (fka Diamond Merger Sub II, Corp.)	(4) (7) (10)	First Lien Debt	S +	5.00%	8.67%	8/2/2030	2,515	2,506	2,450	0.38%
Diligent Corporation (fka Diamond Merger Sub II, Corp.)	(4) (7) (10)	First Lien Debt	S +	5.00%	8.67%	8/2/2030	14,670	14,616	14,292	2.22%
Diligent Corporation (fka Diamond Merger Sub II, Corp.)	(4) (6) (7)	First Lien Debt (Delayed Draw)	S +	5.00%	8.67%	8/2/2030	2,515	(9)	(65)	-0.01%
Exterro, Inc.	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.25%	8.92%	6/1/2027	708	-	(9)	0.00%
Exterro, Inc.	(4) (10)	First Lien Debt	S +	5.25%	8.92%	6/1/2027	2,203	2,200	2,174	0.34%
Revalize Inc. (f/k/a AQ Holdco Inc.)	(4) (7)	First Lien Debt (Delayed Draw)	S +	4.75%	8.60% (Cash) 1.75% (PIK)	4/16/2029	4,968	4,965	4,472	0.70%
Revalize Inc. (f/k/a AQ Holdco Inc.)	(4) (7)	First Lien Debt (Delayed Draw)	S +	4.75%	8.60% (Cash) 1.75% (PIK)	4/16/2029	1,276	1,273	1,149	0.18%
Revalize Inc. (f/k/a AQ Holdco Inc.)	(4) (7)	First Lien Debt (Delayed Draw)	S +	4.75%	8.60% (Cash) 1.75% (PIK)	4/16/2029	283	283	255	0.04%
VALIDITY INC	(4) (10)	First Lien Debt	S +	5.25%	8.90%	4/12/2032	3,052	3,025	3,020	0.46%
Total Software								28,859	27,738	4.31%

Transportation Infrastructure
FSK Pallet Holding Corp. (Kamps Pallets)	(4) (10)	First Lien Debt	S +	6.25%	10.07%	12/23/2026	7,943	7,915	7,843	1.22%
Transit Buyer, LLC (Propark Mobility)	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.75%	8.43%	1/31/2029	2,802	1,024	1,033	0.16%
Transit Buyer, LLC (Propark Mobility)	(4)	First Lien Debt	S +	4.75%	8.43%	1/31/2029	5,760	5,718	5,757	0.89%
Transit Buyer, LLC (Propark Mobility)	(4)	First Lien Debt (Delayed Draw)	S +	4.75%	8.43%	1/31/2029	2,651	2,624	2,650	0.41%
Transit Buyer, LLC (Propark Mobility)	(4)	First Lien Debt (Delayed Draw)	S +	4.75%	8.43%	1/31/2029	4,373	4,368	4,370	0.68%
Total Transportation Infrastructure								21,649	21,653	3.36%

Wireless Telecommunication Services
Mobile Communications America, Inc.	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.75%	8.40%	10/16/2029	3,257	411	392	0.06%
Mobile Communications America, Inc.	(4) (10)	First Lien Debt	S +	4.75%	8.40%	10/16/2029	8,734	8,658	8,683	1.35%
Mobile Communications America, Inc.	(4)	First Lien Debt (Delayed Draw)	S +	4.75%	8.40%	10/16/2029	2,057	2,047	2,044	0.32%
Total Wireless Telecommunication Services								11,116	11,119	1.73%

Total Debt Investments								936,238	927,263	144.14%

Equity Investments						Acquisition Date

Containers & Packaging
New Spartech Holdings LLC	(4)	Common Stock				8/21/2025	209	1,059	-	0.00%
Total Containers & Packaging								1,059	-	0.00%

Total Equity Investments								1,059	-	0.00%

Cash Equivalents
BlackRock Liquidity Funds T-Fund Institutional Class					3.55%		17,358,605	17,359	17,359	2.70%
First American Government Obligations Fund - Class Z					3.54%		2,769	3	3	0.00%
Total Cash Equivalents								17,362	17,362	2.70%

Total Investments								$954,659	$944,625	146.84%

(1) All investments are non-controlled/non-affiliated investments as defined by the Investment Company Act of 1940, as amended (the "1940 Act"). The 1940 Act classifies investments based on the level of control that the Company maintains in a particular portfolio company. As defined in the 1940 Act, a company is generally presumed to be “non-controlled” when the Company owns 25% or less of the portfolio company’s voting securities and “controlled” when the Company owns more than 25% of the portfolio company’s voting securities. The 1940 Act also classifies investments further based on the level of ownership that the Company maintains in a particular portfolio company. As defined in the 1940 Act, a company is generally deemed as “non-affiliated” when the Company owns less than 5% of a portfolio company’s voting securities and “affiliated” when the Company owns 5% or more of a portfolio company’s voting securities.

(2) Unless otherwise indicated, issuers of debt held by the Company are domiciled in the United States.
(3) The majority of the investments bear interest at rates that may be determined by reference to Secured Overnight Financing Rate ("SOFR" or "S"), which reset monthly or quarterly. For each such investment, the Company has provided the spread over SOFR and the current contractual interest rate in effect at March 31, 2026. As of March 31, 2026, the rate for 1M S, 3M S, 6M S and 12M S are 3.66%, 3.68%, 3.70% and 3.73% respectively. Certain investments are subject to a SOFR floor. For fixed rate loans, a spread above a reference rate is not applicable.

(4) Investment valued using unobservable inputs (Level 3).
(5) Percentage is based on net assets of $643,312 as of March 31, 2026.
(6) Position or portion thereof is an unfunded loan commitment, and no interest is being earned on the unfunded portion. The investment may be subject to unused commitment fees.
(7) Investment is a unitranche position.
(8) This portfolio company is not domiciled in the United States.  The principal place of business for Phaidon International is the United Kingdom. The principal place of business for Commercial Bakeries is Canada. The principal place of business for Insulation Technology Group is Germany.

(9) Investments valued using observable inputs (Level 2)
(10) Denotes that all or a portion of the assets are owned by SPV I. SPV I entered into a loan and security agreement (the “ABL Facility”) on April 27, 2023. The lenders of the
ABL Facility have a first lien security interest in substantially all of the assets of SPV I. Accordingly, such assets are not available to creditors of the Company.